Reporting entity and going concern	12 Months Ended
Dec. 31, 2024
Reporting entity and going concern [Abstract]
Reporting entity and going concern
1.	Reporting entity and going concern
Brazil Potash Corp. (the “Company”) was incorporated under the laws of the Province of Ontario, Canada by Articles of Incorporation on October 10, 2006. The Company remained inactive until June 16, 2009. On June 18, 2009, the Company’s subsidiary Potassio do Brasil Ltda. (the “Subsidiary”) was incorporated. On November 27, 2024, the Company commenced trading on the New York Stock Exchange (the “NYSE”) under the symbol “GRO”. The principal activity of Brazil Potash Corp. is the exploration and development of potash properties in Brazil. The Company’s head office is located at 198 Davenport Road, Toronto, Ontario, M5R 1J2, Canada.
The consolidated financial statements include the financial statements of the Company and its subsidiary that is listed in the following table:

		% Ownership
	Country of incorporation	December 31, 2024	December 31, 2023	December 31, 2022
Potassio do Brasil Ltda.	Brazil	100%	100%	100%
The Company received its Preliminary Social and Environmental License (the “LP”) for its potash mining project in Brazil (the “Autazes Project”) from the Amazonas Environmental Protection Institute (“IPAAM”) in July 2015 based on submission of a full Environmental and Social Impact Assessment prepared by the Company and its consultant Golder Associates Inc. (“Golder”) in January 2015. Prior to receiving the LP, the Company and Golder participated in public hearings and conducted several rounds of consultations with local indigenous communities near the Autazes Project in accordance with the guidelines and requirements established by Fundação Nacional do Índio (“FUNAI”). Despite this work, the Brazil Federal Public Ministry opened a civil investigation in December 2016 that questioned the validity of the Company’s LP based on a motion from a non-governmental
organization that the Company’s consultations with indigenous communities were not conducted in compliance with International Labour Organization Convention 169, as Brazil is a signatory to this international convention. As a result of the foregoing investigation, in March 2017, the Company agreed with the court overseeing such investigation, the Brazil Federal Public Ministry, the Brazilian Amazonas Environmental Protection Institute, the Brazilian National Mineral Agency, FUNAI, and representatives of the Mura indigenous people (who make up the over 40 indigenous communities and tribes near the Autazes Project) to suspend its LP and to conduct additional consultations with the local Mura indigenous communities near the Autazes Project in accordance with International Labour Organization 169 (the “March 2017 Suspension Agreement”).
On September 25, 2023, the Mura indigenous people completed free and informed consultations following United Nations International Labour Organization Convention 169 protocols with over 90% voting in support, based on 94% of the invited tribe’s participating, to permit and construct the Project.
On August 25, 2023, the Company submitted to the Brazilian Amazonas Environmental Protection Institute (IPAAM) an application for the Installation License to ensure that the Company moved to the next stage of our permitting process, prior to the expiration of our Preliminary Environmental License on August 31, 2023 in accordance with its terms. On October 17, 2023, the Appellate Court accepted the new action from the Attorney General of the State of Amazonas and granted an injunction to suspend the Subsequent Lower Court Decision, therefore reinstating the environmental licensing and allowing licensing to proceed, as well as clarifying that the Brazilian Amazonas Environmental Protection Institute has jurisdiction over issuing the Company’s licenses.

As of August 2024, the Company has received from the Brazilian Amazonas Environmental Protection Institute all of the 21 Installation Licenses required for the construction of the Autazes Project.
Going Concern
The preparation of the consolidated financial statements requires an assessment on the validity of the going concern assumption. The validity of the going concern concept is dependent on financing being available for the continuing working capital requirements of the Company and for the development of the Company’s projects.
The Company incurred a loss of $46,408,453 for the year ended December 31, 2024 ($13,207,200 for the year ended December 31, 2023 and $32,619,381 for the year ended December 31, 2022) and as at December 31, 2024 had an accumulated deficit of $158,573,664 (December 31, 2023 - $112,731,831) and working capital of $17,863,159 as at December 31, 2024 (including cash of $18,861,029) (December 31, 2023 – working capital of $
1,106,222
(including cash of $2,450,239)).
The Company requires equity capital and/or financing for working capital and exploration and development of its properties as well as to repay its trade payables and current liabilities. As a result of continuing operating losses, the Company’s continuance as a going concern is dependent upon its ability to obtain adequate financing and financing to repay its current obligations, finance its exploration and development activities, and to reach profitable levels of operation. It is not possible to predict whether financing efforts will be successful or if the Company will obtain the necessary financing in order to finance its exploration and development activities or to attain profitable levels of operations. Management has previously been successful in raising the necessary funding to continue operations in the normal course of operations and during the year ended December 31, 2024, closed an initial public offering (the “IPO”) and commenced trading on the NYSE.
However, there is no assurance, that the Company will continue to be successful in closing the offering of shares, be successful in raising sufficient financing, or achieve profitable operations, to fund its operating expenses, or the future exploration and development of its properties. This raises substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the carrying amount, or classification of assets and liabilities, if the Company was unable to continue as a going concern. These adjustments may be material.
On the basis that additional funding as outlined above has and will be received when required, the directors are satisfied that it is appropriate to continue to prepare the consolidated financial statements of the Company on the going concern basis.